SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Impairment loss recognised in profit or loss, goodwill	$ 0	$ 0	$ 0